Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Components Of Other Comprehensive Income/(Loss) [Abstract]
Net income/(loss)	$ 231,050,000		$ 41,067,000		$ (16,295,000)
Other comprehensive income/(loss), net of tax:
Fair value adjustments on securities available-for-sale arising during the period, Net of Tax of $18.1 million for 2014, $(41.9) million for 2013 and $(7.4) million for 2012	29,822,000		(66,768,000)		(11,619,000)
Reclassification adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $.2 million for 2013 and $(.1) million for 2012	0		277,000		(200,000)
Fair value adjustments on securities available-for-sale	29,822,000		(66,491,000)		(11,819,000)
Net actuarial gain/(loss) arising during the period, Net of tax of $(44.8) million for 2014, $31.4 million for 2013 and $(17.9) million for 2012	(71,173,000)		50,064,000		(27,204,000)
Prior service credit/(cost) arising during the period, Net of tax of $4.1 million for 2013	0		6,563,000		0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $2.0 million for 2014, $3.9 million for 2013 and $15.0 millon for 2012	3,114,000		6,198,000		22,836,000
Total pension and post retirement plans	(68,059,000)		62,825,000		(4,368,000)
Other comprehensive income/(loss)	(38,237,000)	[1]	(3,666,000)	[1]	(16,187,000)	[1]
Comprehensive income/(loss)	192,813,000		37,401,000		(32,482,000)
Comprehensive income attributable to noncontrolling interest	11,527,000		11,465,000		11,464,000
Comprehensive income/(loss) attributable to controlling interest	$ 181,286,000		$ 25,936,000		$ (43,946,000)

[1]

Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.